Employee benefits liabilities - Disclosure of defined benefit obligation and fair value of related plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 3,531	€ 5,165
Employee benefit liability	6,436	8,749
Defined benefit plan asset (Note 16)	(1,844)	(2,423)
Other provisions for employees
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	1,061	1,161
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,004	1,782
Employee benefit liability	2,826	4,174
Defined benefit plan asset (Note 16)	(1,822)	(2,392)
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	1,722	2,258
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	827	1,156
Defined Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	5,375	7,588
Defined benefit plan asset (Note 16)	(1,844)	(2,423)
Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	26,179	33,614
Projected benefit obligation | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	23,652	30,231	€ 6,915
Projected benefit obligation | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,722	2,258	0
Projected benefit obligation | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	805	1,125	752
Plan Assets | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(22,676)	(28,475)	€ (6,876)
Plan Assets | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(297)
Asset ceiling | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ (28)	€ (26)